Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,385,000.00
Previously Paid Amount	0.00
Total Fee Amount	212.04
Total Offset Amount	0.00
Net Fee	212.04
Narrative - Max Aggregate Offering Price	$ 1,385,000.00
Final Prospectus	true